Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2025 €m	2024 € m

Cash and bank deposits 1	8,871	4,168

Money market funds 2	2,130	2,015

Cash and cash equivalents as presented in the consolidated statement of financial position	11,001	6,183

Bank overdrafts	(108)	(111)

Cash and cash equivalents of discontinued operations	–	42

Cash and cash equivalents as presented in the consolidated statement of cash flows	10,893	6,114
Notes:

1.	Includes bank deposits under repurchase agreements of € 6,531 million (2024: € 2,034 million).

2.	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.